Leases - Additional Information (Detail)	Jun. 30, 2022
CA | New Berry Springs [Member]
Lessee operating lease term of contract	3 years
Maximum [Member] | TX
Lease expire period	December 2024
Minimum [Member] | TX
Lease expire period	February 2024